Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic/ diluted loss per share
Amount after tax, Profit (Loss) attributable to the parent		$ (64,794,616)	$ 13,495,614	$ (87,537,224)
Weighted average number of ordinary shares outstanding, Profit (Loss) attributable to the parent	[1]	10,565,835	7,038,173	4,908,558
Earnings/(loss ) per share, Profit (Loss) attributable to the parent		$ (6.13)	$ 1.92	$ (17.83)
Diluted earnings per share
Amount after tax, diluted			$ 12,410,102
Weighted average number of ordinary shares outstanding, diluted			7,558,479
Earnings/(loss ) per share, diluted			$ 1.64
Employee share options [Member]
Diluted earnings per share
Amount after tax, diluted
Weighted average number of ordinary shares outstanding, diluted			93,664
Convertible preference shares [Member]
Diluted earnings per share
Amount after tax, diluted			$ (1,085,512)
Weighted average number of ordinary shares outstanding, diluted			412,685
Restricted share units [member]
Diluted earnings per share
Amount after tax, diluted
Weighted average number of ordinary shares outstanding, diluted			13,957

[1]	Shares outstanding in the prior periods have been restated for the 10-to-1 reverse stock split effective April 15, 2024.